Leases (Tables)	12 Months Ended
Dec. 31, 2024
Leases
Schedule of lease amount recognized in the consolidated balance sheet
	As of December, 31
	2023	2024	2024
	S$	S$	US$

Right-of-use assets	123,881	-	-

Lease liabilities
Current	123,881	-	-
	123,881	-	-

Schedule of summary of lease cost
	As of December, 31
	2023	2024	2024
	S$	S$	US$

Amortization of right-of-use assets	128,973	123,881	90,676

Interest of lease liabilities	8,770	2,811	2,057

Schedule of summarizes other supplemental information

The following summarizes other supplemental information about the Company’s lease as of December 31, 2024:

As of December 31, 2024
Weighted average discount rate	4.51%
Weighted average remaining lease term	-